Note 14 - Inventories	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of inventories [text block]
14	Inventories

		December 31,
	2024	2023

Consumable stores*	19,437	18,001
Gold in progress @	964	2,303
	20,401	20,304

*	Included in consumables stores is an amount of ($1,793) ( December 31, 2023: ($1,793)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use.
@	Gold work in progress balance as at June 30, 2024 consists of 1,066 ounces ( December 31, 2023: 3,057 ounces).